4. Acquisitions (March 2019 Note)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions

4.	Acquisitions

On March 1, 2019 (the “Signing Date”), the Company entered into the Share Purchase Agreement with Hesperix S.A., a Swiss Corporation (“Hesperix”), the owners of Hesperix (each, a “Seller” and collectively, the “Sellers”), and Alexey Andreevich Vinogradov, as the representative of each Seller, pursuant to which the Company will purchase from Sellers all of the issued and outstanding shares of capital stock of Hesperix.

Under the terms of the Share Purchase Agreement, the Company will issue to Sellers an aggregate of Four Million Eight Hundred Seventy-Five Thousand (4,875,000) shares of the Company’s common stock (the “Transaction Shares”), regardless of the trading price per share of the Company’s common stock at the time of the closing. In addition, the Share Purchase Agreement contains customary representations and warranties relating to each Seller and about the condition of the Company and Hesperix. The Company expects to issue the Transaction Shares pursuant to a registration statement on Form S-4.

The closing of the Transaction is subject to customary closing conditions as well as conditions regarding (i) the Company having adequate financing to fund its future working capital obligations following the closing and (ii) the Company obtaining necessary and appropriate stockholder approvals, evidencing among other matters, approval of the Share Purchase Agreement and the transactions contemplated thereunder, including the issuance of the Transaction Shares. Subject to the satisfaction of the closing conditions, the Transaction is expected to close in the first half of 2019. The Transaction is expected to be accounted for as an asset acquisition and, as a result, $0.5 million of costs related to the acquisition have been capitalized to date and are reflected in prepaid expenses and other in the condensed consolidated balance sheet.

On the Signing Date and in connection with the Transaction, Hesperix entered into an assignment agreement (the “Hesperix Assignment Agreement”) with IBCH, Pharmsynthez, and certain other parties thereto (collectively, the “Assignors”), pursuant to which, the Assignors have agreed, among other things, to sell, assign, transfer, and convey unto Hesperix all of their individual right, title, and interest throughout the world in and to patents related to “Articles And Methods Directed To Personalized Therapy Of Cancer,” and the related know-how. Hesperix has agreed to pay each of IBCH and Pharmsynthez a royalty rate in the low single digit range based on the net sales of products in each country in which, in absence of the Hesperix Assignment Agreement, the manufacture, use, offer for sale, sale, or importation of such product would infringe a valid claim of a patent.

Also on the Signing Date, the Company entered into an assignment agreement (the “OPKO Assignment Agreement”) with OPKO Pharmaceuticals, LLC (“OPKO”), pursuant to which the Company will acquire and accept, all of OPKO’s right, title and interest in and to that certain Intellectual Property License Agreement (the “IP License Agreement”), entered into between the Institute and OPKO regarding certain patents related to “Articles And Methods Directed To Personalized Therapy Of Cancer” and which the Institute agreed to grant an exclusive royalty-bearing license, to the patent rights owned by the Institute to OPKO and OPKO has agreed to pay the Institute a royalty rate in the low single digit range based on the net sales of products in each country in which, in absence of the IP License Agreement, the manufacture, use, offer for sale, sale, or importation of such product would infringe a valid claim of a patent or pending application.

Under the terms of the OPKO Assignment Agreement and the IP License Agreement, the Company will issue One Million Nine Hundred Sixty-Eight Thousand Seven Hundred Fifty (1,968,750) shares of the Company’s common stock to OPKO and Six Hundred Fifty-Six Thousand Two Hundred Fifty (656,250) shares of the Company’s common stock to the Institute regardless of the trading price per share of the Company’s common stock at the time of the closing. In addition, the OPKO Assignment Agreement contains customary representations and warranties relating to OPKO and the IP License Agreement.